AB Corporate Income Shares

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.0%
Industrial – 64.0%
Basic – 3.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$	1,705	$1,553,306
CF Industries, Inc. 5.15%, 03/15/2034		839	831,189
Ecolab, Inc. 2.70%, 11/01/2026		910	872,654
Glencore Funding LLC 5.338%, 04/04/2027(a)		782	789,382
5.70%, 05/08/2033(a)		590	600,001
6.50%, 10/06/2033(a)		750	801,652
Inversiones CMPC SA 3.85%, 01/13/2030(a)		210	192,938
6.125%, 02/26/2034(a)		207	212,382
Nucor Corp. 3.95%, 05/23/2025		241	238,568
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		1,493	1,442,417
Suzano Austria GmbH 6.00%, 01/15/2029		253	255,125

			7,789,614

Capital Goods – 4.5%
Boeing Co. (The) 2.196%, 02/04/2026		1,477	1,405,292
3.25%, 02/01/2028		105	97,920
3.625%, 02/01/2031		1,169	1,049,563
5.93%, 05/01/2060		545	501,623
6.298%, 05/01/2029(a)		183	189,237
6.528%, 05/01/2034(a)		286	300,220
Caterpillar Financial Services Corp. 5.00%, 05/14/2027		505	511,893
CNH Industrial Capital LLC 3.95%, 05/23/2025		177	174,892
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		443	420,119
General Electric Co. 5.875%, 01/14/2038		1,317	1,395,941
John Deere Capital Corp. 4.90%, 06/11/2027		657	663,800
Parker-Hannifin Corp. 3.25%, 06/14/2029		999	937,272
4.25%, 09/15/2027		1,415	1,395,897
Waste Management, Inc. 4.95%, 07/03/2027		843	853,327

			9,896,996

Communications - Media – 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%, 10/23/2035		765	765,237
6.484%, 10/23/2045		936	884,679

	Principal Amount (000)		U.S. $ Value

Discovery Communications LLC 5.30%, 05/15/2049	$	82	$64,025
Meta Platforms, Inc. 5.75%, 05/15/2063		1,304	1,369,474
Paramount Global 4.20%, 05/19/2032		267	226,993
4.375%, 03/15/2043		1,601	1,116,569
5.90%, 10/15/2040		310	262,372
Prosus NV 3.257%, 01/19/2027(a)		237	222,484
3.68%, 01/21/2030(a)		210	187,687
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		397	348,435
Time Warner Cable LLC 6.55%, 05/01/2037		360	351,209
6.75%, 06/15/2039		175	172,765
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		1,394	1,327,813
4.279%, 03/15/2032		1,607	1,393,896

			8,693,638

Communications - Telecommunications – 0.7%
AT&T, Inc. 6.55%, 01/15/2028		100	104,859
T-Mobile USA, Inc. 2.625%, 04/15/2026		1,465	1,408,890

			1,513,749

Consumer Cyclical - Automotive – 6.7%
American Honda Finance Corp. 4.90%, 03/12/2027		672	677,067
Series G 5.05%, 07/10/2031		606	613,417
Ford Motor Co. 3.25%, 02/12/2032		1,509	1,267,847
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		470	446,650
4.00%, 11/13/2030		626	568,489
6.05%, 03/05/2031		826	838,291
6.125%, 03/08/2034		238	238,305
General Motors Co. 5.15%, 04/01/2038		52	48,912
6.60%, 04/01/2036		522	557,105
General Motors Financial Co., Inc. 2.70%, 06/10/2031		926	784,350
3.10%, 01/12/2032		643	553,282
3.60%, 06/21/2030		540	495,990
5.95%, 04/04/2034		1,114	1,134,854
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		558	566,130
Hyundai Capital America 5.30%, 03/19/2027(a)		385	387,953
5.65%, 06/26/2026(a)		1,125	1,137,082
5.68%, 06/26/2028(a)		566	579,465
5.875%, 04/07/2025(a)		55	55,141

	Principal Amount (000)		U.S. $ Value

Mercedes-Benz Finance North America LLC 4.75%, 08/01/2027(a)	$	764	$766,521
Toyota Motor Credit Corp. 4.65%, 01/05/2029		664	667,161
5.10%, 03/21/2031		772	788,667
5.20%, 05/15/2026		373	376,447
5.55%, 11/20/2030		1,072	1,124,817

			14,673,943

Consumer Cyclical - Entertainment – 0.3%
Mattel, Inc. 3.375%, 04/01/2026(a)		588	569,396

Consumer Cyclical - Other – 1.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,335	1,239,921
Marriott International, Inc./MD Series GG 3.50%, 10/15/2032		1,629	1,451,472
Series R 3.125%, 06/15/2026		482	466,677

			3,158,070

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 3.50%, 03/01/2027		1,435	1,394,432
6.30%, 10/15/2037		622	689,201
Series G 5.00%, 05/17/2029		549	558,800

			2,642,433

Consumer Cyclical - Retailers – 2.0%
AutoZone, Inc. 5.40%, 07/15/2034		303	306,539
Costco Wholesale Corp. 1.60%, 04/20/2030		1,654	1,420,356
Home Depot, Inc. (The) 5.30%, 06/25/2054		549	547,342
Ross Stores, Inc. 4.70%, 04/15/2027		160	159,581
4.80%, 04/15/2030		115	113,863
5.45%, 04/15/2050		175	165,406
Target Corp. 2.95%, 01/15/2052		1,335	888,456
VF Corp. 2.80%, 04/23/2027		727	676,044

			4,277,587

Consumer Non-Cyclical – 13.5%
AbbVie, Inc. 2.95%, 11/21/2026		1,450	1,399,366
Altria Group, Inc. 2.45%, 02/04/2032		1,740	1,443,887
3.40%, 02/04/2041		462	343,358

	Principal Amount (000)		U.S. $ Value

Archer-Daniels-Midland Co. 2.50%, 08/11/2026	$	480	$459,682
2.90%, 03/01/2032		1,473	1,291,703
3.25%, 03/27/2030		121	112,791
4.50%, 08/15/2033		476	463,010
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025		493	475,430
2.75%, 05/14/2031		1,637	1,436,238
Cargill, Inc. 3.625%, 04/22/2027(a)		560	546,543
4.375%, 04/22/2052(a)		350	303,933
4.875%, 10/10/2025(a)		453	453,489
5.125%, 10/11/2032(a)		166	168,615
Cencora, Inc. 3.45%, 12/15/2027		1,501	1,441,065
Cencosud SA 5.95%, 05/28/2031(a)		650	657,313
Cigna Group (The) 7.875%, 05/15/2027		53	57,070
CVS Health Corp. 2.875%, 06/01/2026		1,468	1,413,625
4.78%, 03/25/2038		1,557	1,427,956
5.125%, 07/20/2045		505	454,894
5.70%, 06/01/2034		133	135,721
General Mills, Inc. 4.70%, 01/30/2027		304	303,501
HCA, Inc. 5.25%, 04/15/2025		67	66,831
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		873	876,457
McKesson Corp. 1.30%, 08/15/2026		926	864,440
Medtronic Global Holdings SCA 4.25%, 03/30/2028		1,409	1,396,037
PepsiCo, Inc. 1.625%, 05/01/2030		1,657	1,420,347
Philip Morris International, Inc. 0.875%, 05/01/2026		767	716,907
5.00%, 11/17/2025		375	375,240
5.25%, 02/13/2034		875	881,510
5.375%, 02/15/2033		960	978,797
6.375%, 05/16/2038		86	95,229
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,351	1,172,465
6.25%, 07/01/2033		1,062	1,103,057
Roche Holdings, Inc. 4.909%, 03/08/2031(a)		774	787,181
Stryker Corp. 3.50%, 03/15/2026		692	678,430
Sysco Corp. 3.30%, 07/15/2026		1,451	1,410,314
3.75%, 10/01/2025		459	452,051
Tyson Foods, Inc. 4.00%, 03/01/2026		1,404	1,382,449

			29,446,932

	Principal Amount (000)		U.S. $ Value

Energy – 9.7%
Apache Corp. 5.10%, 09/01/2040	$	1,613	$1,414,069
BP Capital Markets America, Inc. 5.017%, 11/17/2027		657	666,283
ConocoPhillips Co. 5.05%, 09/15/2033		1,356	1,374,347
5.30%, 05/15/2053		1,182	1,151,824
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		384	318,943
5.75%, 01/15/2031(a)		1,261	1,266,788
Devon Energy Corp. 5.60%, 07/15/2041		1,077	1,031,561
Diamondback Energy, Inc. 3.25%, 12/01/2026		1,463	1,414,487
5.20%, 04/18/2027		847	855,919
5.90%, 04/18/2064		112	111,471
Energy Transfer LP 5.60%, 09/01/2034		876	890,664
EQT Corp. 3.125%, 05/15/2026(a)		492	474,342
Hess Corp. 4.30%, 04/01/2027		1,414	1,395,590
Marathon Oil Corp. 5.70%, 04/01/2034		447	465,644
6.60%, 10/01/2037		1,211	1,345,893
Occidental Petroleum Corp. 5.20%, 08/01/2029		319	322,037
5.375%, 01/01/2032		334	337,904
ONEOK Partners LP 6.65%, 10/01/2036		645	706,333
Pioneer Natural Resources Co. 5.10%, 03/29/2026		1,411	1,418,422
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		768	780,127
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		257	249,933
5.875%, 07/17/2064(a)		545	531,446
Suncor Energy, Inc. 6.80%, 05/15/2038		945	1,050,339
6.85%, 06/01/2039		181	201,808
Var Energi ASA 8.00%, 11/15/2032(a)		1,300	1,486,849

			21,263,023

Services – 3.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		400	338,772
2.70%, 02/09/2041		300	207,594
Amazon.com, Inc. 3.25%, 05/12/2061		2,087	1,434,980
Booking Holdings, Inc. 3.55%, 03/15/2028		1,151	1,113,086
Mastercard, Inc. 2.95%, 11/21/2026		677	653,887
3.35%, 03/26/2030		1,532	1,451,631

	Principal Amount (000)		U.S. $ Value

Moody’s Corp. 5.00%, 08/05/2034	$	366	$365,996
S&P Global, Inc. 2.45%, 03/01/2027		1,482	1,405,173
4.75%, 08/01/2028		20	20,159

			6,991,278

Technology – 11.0%
Alphabet, Inc. 1.998%, 08/15/2026		925	881,849
Apple, Inc. 2.85%, 08/05/2061		1,172	751,369
3.95%, 08/08/2052		1,630	1,368,320
4.10%, 08/08/2062		1,699	1,424,510
Applied Materials, Inc. 4.80%, 06/15/2029		467	474,528
Autodesk, Inc. 2.85%, 01/15/2030		1,231	1,121,466
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		1,427	1,398,917
Broadcom, Inc. 5.05%, 07/12/2027		413	416,775
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026		1,280	1,212,608
3.276%, 12/01/2028		859	796,001
Honeywell International, Inc. 4.65%, 07/30/2027		1,092	1,096,630
Infor, Inc. 1.75%, 07/15/2025(a)		95	91,498
Jabil, Inc. 3.00%, 01/15/2031		540	469,357
3.95%, 01/12/2028		584	562,643
Lam Research Corp. 1.90%, 06/15/2030		1,676	1,448,600
Microsoft Corp. 2.675%, 06/01/2060		791	498,725
3.041%, 03/17/2062		2,022	1,379,813
4.50%, 02/06/2057		1,458	1,372,794
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,124	1,153,606
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025		24	23,525
Oracle Corp. 2.50%, 04/01/2025		259	254,014
3.85%, 07/15/2036		1,634	1,413,198
QUALCOMM, Inc. 1.30%, 05/20/2028		1,582	1,410,068
SK Hynix, Inc. 2.375%, 01/19/2031(a)		390	327,729
Tyco Electronics Group SA 4.625%, 02/01/2030		874	874,481
VMware LLC 1.40%, 08/15/2026		1,537	1,433,790
3.90%, 08/21/2027		436	423,805

			24,080,619

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	$	1,024	$1,016,711
4.75%, 10/20/2028(a)		812	802,635

			1,819,346

Transportation - Services – 1.4%
ENA Master Trust 4.00%, 05/19/2048(a)		370	263,858
ERAC USA Finance LLC 5.40%, 05/01/2053(a)		675	668,480
7.00%, 10/15/2037(a)		821	956,473
TTX Co. 5.50%, 09/25/2026(a)		1,105	1,115,928

			3,004,739

			139,821,363

Financial Institutions – 28.6%
Banking – 24.0%
ABN AMRO Bank NV 3.324%, 03/13/2037(a)		600	503,574
AIB Group PLC 5.871%, 03/28/2035(a)		778	797,108
Ally Financial, Inc. 6.848%, 01/03/2030		256	268,132
6.992%, 06/13/2029		430	452,063
8.00%, 11/01/2031		835	940,452
American Express Co. 5.645%, 04/23/2027		756	764,286
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		200	201,062
7.883%, 11/15/2034		200	224,100
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		274	265,657
Banco Santander SA 1.722%, 09/14/2027		600	557,274
5.365%, 07/15/2028		400	403,488
6.921%, 08/08/2033		1,000	1,070,570
9.625%, 05/21/2033(b)		200	228,276
Bank of America Corp. 2.972%, 02/04/2033		666	576,922
3.384%, 04/02/2026		390	384,754
3.846%, 03/08/2037		1,605	1,440,873
Series N 1.658%, 03/11/2027		1,368	1,295,551
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		332	337,013
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		280	283,380
Barclays PLC 5.088%, 06/20/2030		490	479,063
5.674%, 03/12/2028		287	290,742
7.119%, 06/27/2034		1,275	1,376,197

	Principal Amount (000)		U.S. $ Value

BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	$	330	$311,616
BNP Paribas SA 4.625%, 02/25/2031(a) (b)		434	362,794
CaixaBank SA 6.037%, 06/15/2035(a)		894	922,483
6.84%, 09/13/2034(a)		390	423,618
Capital One Financial Corp. 5.463%, 07/26/2030		763	770,035
Citibank NA 4.838%, 08/06/2029		601	604,149
Citigroup, Inc. 2.561%, 05/01/2032		886	755,510
3.52%, 10/27/2028		1,293	1,239,121
Series VAR 3.07%, 02/24/2028		1,362	1,302,072
Series W 4.00%, 12/10/2025(b)		368	352,522
Series X 3.875%, 02/18/2026(b)		344	326,298
Credit Agricole SA 4.00%, 01/10/2033(a)		1,343	1,269,135
Danske Bank A/S 7.00%, 06/26/2025(a) (b)		330	330,594
Deutsche Bank AG/New York NY 7.079%, 02/10/2034		1,098	1,139,680
DNB Bank ASA 4.875%, 11/12/2024(a) (b)		331	328,560
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027		767	772,331
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027		881	819,603
1.948%, 10/21/2027		340	318,101
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 09/03/2024(b) (c)		459	459,656
HSBC Holdings PLC 5.733%, 05/17/2032		1,092	1,118,699
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)		368	389,763
7.20%, 11/28/2033(a)		422	464,327
7.778%, 06/20/2054(a)		935	1,006,359
JPMorgan Chase & Co. 1.04%, 02/04/2027		1,516	1,427,435
1.578%, 04/22/2027		1,511	1,425,523
2.956%, 05/13/2031		848	755,780
2.963%, 01/25/2033		808	703,687
4.979%, 07/22/2028		329	330,675
5.04%, 01/23/2028		890	893,774
5.766%, 04/22/2035		410	429,397
KeyCorp 2.25%, 04/06/2027		1,528	1,412,071
Lloyds Banking Group PLC 7.50%, 09/27/2025(b)		287	288,105

	Principal Amount (000)		U.S. $ Value

M&T Bank Corp. 6.082%, 03/13/2032	$	449	$458,034
7.413%, 10/30/2029		833	895,050
Mizuho Financial Group, Inc. 5.382%, 07/10/2030		652	664,179
Morgan Stanley 4.679%, 07/17/2026		1,381	1,372,576
5.042%, 07/19/2030		439	442,363
5.652%, 04/13/2028		1,077	1,096,860
Morgan Stanley Bank NA Series B 5.504%, 05/26/2028		1,094	1,111,843
Nationwide Building Society 2.972%, 02/16/2028(a)		404	383,343
NatWest Group PLC 3.032%, 11/28/2035		367	317,488
8.125%, 11/10/2033(b)		256	264,835
Nordea Bank Abp 6.625%, 03/26/2026(a) (b)		335	333,807
Royal Bank of Canada Series G 5.069%, 07/23/2027		549	550,921
Societe Generale SA 5.519%, 01/19/2028(a)		884	885,317
7.367%, 01/10/2053(a)		1,103	1,116,490
Standard Chartered PLC 3.971%, 03/30/2026(a)		245	242,462
6.187%, 07/06/2027(a)		369	375,266
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		680	694,355
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (b)		400	375,244
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)		800	799,264
Synchrony Financial 5.935%, 08/02/2030		219	220,397
Truist Financial Corp. 1.267%, 03/02/2027		1,331	1,251,273
UBS Group AG 1.364%, 01/30/2027(a)		528	497,951
6.373%, 07/15/2026(a)		738	744,546
9.25%, 11/13/2028(a) (b)		273	296,180
Wells Fargo & Co. 5.707%, 04/22/2028		569	580,050

			52,564,104

Brokerage – 0.5%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		595	555,533
Nomura Holdings, Inc. 5.783%, 07/03/2034		435	447,176

			1,002,709

	Principal Amount (000)		U.S. $ Value

Insurance – 2.7%
Allstate Corp. (The) Series B 8.522% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	$	712	$712,221
Athene Global Funding 1.985%, 08/19/2028(a)		292	258,540
2.55%, 11/19/2030(a)		73	62,434
2.717%, 01/07/2029(a)		118	107,090
5.526%, 07/11/2031(a)		199	201,728
5.583%, 01/09/2029(a)		46	46,908
5.684%, 02/23/2026(a)		925	931,891
Elevance Health, Inc. 5.15%, 06/15/2029		199	202,948
Hartford Financial Services Group, Inc. (The) Series ICON 7.709% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (c)		535	482,490
MetLife, Inc. Series D 5.875%, 03/15/2028(b)		170	169,738
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		120	155,434
Prudential Financial, Inc. 5.375%, 05/15/2045		260	256,810
6.50%, 03/15/2054		1,359	1,386,194
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	194,034
UnitedHealth Group, Inc. 5.75%, 07/15/2064		764	784,773

			5,953,233

REITs – 1.4%
Essential Properties LP 2.95%, 07/15/2031		454	383,149
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		139	119,376
4.00%, 01/15/2030		435	406,281
5.375%, 04/15/2026		1,414	1,412,346
Trust Fibra Uno 7.375%, 02/13/2034(a)		358	356,926
Vornado Realty LP 2.15%, 06/01/2026		425	398,845

			3,076,923

			62,596,969

Utility – 4.4%
Electric – 4.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		193	170,346
Alexander Funding Trust II 7.467%, 07/31/2028(a)		640	684,602

	Principal Amount (000)		U.S. $ Value

Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	$	218	$164,381
American Electric Power Co., Inc. 6.95%, 12/15/2054		270	273,937
Commonwealth Edison Co. 5.65%, 06/01/2054		762	780,219
DTE Energy Co. 4.95%, 07/01/2027		655	657,967
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		200	174,358
Enel Chile SA 4.875%, 06/12/2028		62	60,741
Enel Finance International NV 5.50%, 06/26/2034(a)		765	766,392
Engie Energia Chile SA 6.375%, 04/17/2034(a)		663	677,089
Entergy Louisiana LLC 5.70%, 03/15/2054		778	788,386
Fells Point Funding Trust 3.046%, 01/31/2027(a)		261	248,903
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		91	92,604
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)		556	470,415
Pacific Gas and Electric Co. 5.55%, 05/15/2029		182	185,780
5.80%, 05/15/2034		667	679,626
Public Service Electric & Gas Co. 5.45%, 03/01/2054		887	901,449
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031		248	288,932
Vistra Operations Co., LLC 6.00%, 04/15/2034(a)		45	46,243
6.95%, 10/15/2033(a)		1,297	1,412,148

			9,524,518

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)		118	115,150

			9,639,668

Total Corporates - Investment Grade (cost $209,706,434)			212,058,000

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Chile – 0.2%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		350	320,324
4.70%, 05/07/2050(a)		295	244,620

			564,944

	Principal Amount (000)		U.S. $ Value

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	$	321	$269,480
Petroleos Mexicanos 6.50%, 01/23/2029		135	123,113
6.75%, 09/21/2047		112	75,740
6.95%, 01/28/2060		169	113,551
7.69%, 01/23/2050		80	58,860

			640,744

Peru – 0.3%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		250	228,625
5.95%, 04/30/2029(a)		432	437,400

			666,025

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)		277	209,913

Total Quasi-Sovereigns (cost $2,435,624)			2,081,626

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		562	451,005
5.20%, 05/15/2049		200	143,100

			594,105

Mexico – 0.1%
Mexico Government International Bond 4.60%, 01/23/2046		200	158,187
4.75%, 03/08/2044		120	98,460

			256,647

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)		228	216,244

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		54	53,121

Total Governments - Sovereign Bonds (cost $1,349,838)			1,120,117

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Ecopetrol SA 5.875%, 05/28/2045 (cost $22,009)		25	18,050

Total Investments – 98.4% (cost $213,513,905)(d)			215,277,793
Other assets less liabilities – 1.6%			3,411,999

Net Assets – 100.0%			$218,689,792

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	16	September 2024	$1,726,250	$9,948
U.S. T-Note 10 Yr (CBT) Futures	30	September 2024	3,354,375	83,863
U.S. Ultra Bond (CBT) Futures	191	September 2024	24,442,031	1,009,439
Sold Contracts
U.S. 10 Yr Ultra Futures	49	September 2024	5,663,328	(150,305)
U.S. T-Note 2 Yr (CBT) Futures	125	September 2024	25,670,899	(142,294)

				$810,651

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $44,687,829 or 20.4% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(d)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,023,708 and gross unrealized depreciation of investments was $(2,449,169), resulting in net unrealized appreciation of $2,574,539.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$212,058,000	$—	$212,058,000
Quasi-Sovereigns	—	2,081,626	—	2,081,626
Governments - Sovereign Bonds	—	1,120,117	—	1,120,117
Emerging Markets - Corporate Bonds	—	18,050	—	18,050

Total Investments in Securities	—	215,277,793	—	215,277,793
Other Financial Instruments(a):
Assets:
Futures	1,103,250	—	—	1,103,250
Liabilities:
Futures	(292,599)	—	—	(292,599)

Total	$810,651	$215,277,793	$—	$216,088,444

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.